Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation expenses recognized
Share-based compensation expense - Total	¥ 1,012	¥ 14,280	¥ 13,196
Share-based compensation expense - Value of employee's services	490	10,954	7,759
Share-based compensation expense - Value of non-employee's services	522	3,326	5,437
Discontinued operations
Share-based compensation expenses recognized
Share-based compensation expense - Total	146	217	165
Continuing and Discontinued operations
Share-based compensation expenses recognized
Share-based compensation expense - Total	1,158	14,497	13,361
Cost of revenue
Share-based compensation expenses recognized
Share-based compensation expense - Total	87	3,184	(5)
Research and development expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	34	2,934	(136)
Selling and marketing expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	(31)	1,860	991
General and administrative expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	¥ 922	¥ 6,302	¥ 12,346